Leases (Details) K in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 MMK (K)	Mar. 31, 2024 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 MMK (K)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Leases [Line Items]
Lease expire date			February 2026
Lease term				50 years
Lease payment	$ 123	K 259		$ 4.8	K 10
Prepaid rent				$ 950,000
Rental payments	2 years	2 years		12 years	12 years
Right of use of asset			$ 1,375,000			$ 2,514,000
Impairment loss			527
Unconditional government subsidy for factory space and dormitories						$ 247,000
Kayser Myanmar [Member]
Leases [Line Items]
Lease term				10 years
Minimum [Member]
Leases [Line Items]
Right of use of asset	$ 53
Maximum [Member]
Leases [Line Items]
Right of use of asset	$ 70